Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Net Changes In Components Of Operating Assets And Liabilities
The following table provides information regarding the net changes in components of operating assets and liabilities:

	Year Ended December 31,
	2018	2017	2016
(Increase) decrease in:
Accounts receivable	$130,573	$(140,948)	$(9,859)
Inventories	20,963	49,055	(54,361)
Deferred charges	(5,826)	(3,622)	(3,902)
Other current assets	9,337	(410)	3,059
Increase (decrease) in:
Accounts payable	(130,991)	97,569	(17,426)
Accrued liabilities	(26,208)	8,512	(8,161)
Net changes in components of operating assets and liabilities	$(2,152)	$10,156	$(90,650)